Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Disposal of Treasury Shares [Abstract]
Disclosure of Disposal of Treasury Shares Explanatory
On February 7, 2023, the Board of Directors of the Parent Company approved the disposal of treasury shares and details of the transaction are as follows:

Information of disposal
Number of treasury shares	324,580 Common shares
Price of the treasury per shares (in won)	￦46,700
Aggregate disposal value	￦15,158 million
Disposal date	February 9, 2023
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter